ACQUISITIONS - California Resources Corporation (Details) - California Resources Corporation $ in Millions	Aug. 03, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase of Isagen shares	$ 500
Initial investment	137
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 48
Proportion of economic interest	10.00%